Weighted Average Assumptions Used to Determine Benefit Obligations (Detail)	Dec. 31, 2020	Dec. 31, 2019
Compensation And Retirement Disclosure [Abstract]
Discount rate	0.75%	1.125%
Rate of compensation increase	2.00%	2.00%